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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549



Form 13F



FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: December 31, 2009



Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.

[ ] adds new holdings entries.



Institutional Investment Manager Filing this Report:



Vanguard Fiduciary Trust Company

PO Box 2600

Valley Forge, Pennsylvania 19482-2600



Form 13F File Number: Not Assigned



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:



Deborah McCracken

Assistant Secretary 100 Vanguard Blvd.

(610)503-7231 Malvern, PA 19355



DATE 12/31/2009 BY /S/DEBORAH MCCRACKEN

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Report Type



[ ] 13F HOLDINGS REPORT



[ X ] 13F NOTICE



[ ] 13F COMBINATION REPORT



List of other Managers reporting for this Manager: 28-6408

The Vanguard Group, Inc

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Form 13F Summary Page



Report Summary:



Number of Other Included Managers: 0



Form 13F Information Table Entry Total: 7,542



Form 13F Information Table Value Total: $461,929,783 (*1,000)